EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

19. EQUITY

(a) Ordinary shares

The maximum number of shares that the Company authorized to issue is changed from 100,000,000 Ordinary Shares of one class each with no par value to 5,060,000,000 shares dividing into: (1) 5,000,000,000 Ordinary Shares with no par value each; (2) 50,000,000 class A shares with no par value each, and (3)10,000,000 preferred shares with no par value each.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In April 2023, the Company issued the second phase of approximately 227 restricted ordinary shares with a fair value of approximately $49,000, for the acquisition of ZJIOT, upon the satisfaction of certain performance targets.

In May 2023, the Company issued 1,666 restricted shares to a consultant as its service compensation for the service period from May 26, 2023 to May 25, 2024. The fair value of the 1,666 ordinary shares was $340,000, which was amortized over the service period.

In May 2023, the Company issued 6,666 ordinary shares with fair value of approximately $1,360,000 to certain directors, executive officers, and employees as compensations for their services.

In July 2023, the Company issued 144 and 1,447 ordinary shares, as commitment fee shares to an investor, with fair value of approximately $23,000 and $230,000, respectively, pursuant to a public standby equity purchase agreement and a private standby equity purchase agreement.

In August 2023, the Company issued 2,667 ordinary shares to a certain investor at $138.78 per share, which generated net proceeds of $370,080 for the Company.

In October 2023, the Company issued a total of 10,000 ordinary shares to a certain investor at $59.10 and $55.20 per share, which generated net proceeds of $570,200 for the Company.

In November 2023, the Company issued 6,666 ordinary shares to a certain investor at $41.10 per share, which generated net proceeds of $274,000 for the Company.

In December 2023, the Company issued a total of 14,000 ordinary shares to a certain investor at $37.20 and $33.30 per share, respectively, which generated net proceeds of $494,800 for the Company.

In January 2024, the Company issued a total of 19,333 ordinary shares to an investor at $36.3 and $31.8 per share, respectively, which generated net proceeds of $656,800 for the Company.

In February 2024, the Company issued a total of 10,333 ordinary shares to an investor at $32.7 and $32.4 per share, respectively, which generated net proceeds of $336,300 for the Company.

In March 2024, the Company issued a total of 19,667 ordinary shares to an investor at $31.8, $29.7, and $28.35 per share, respectively, which generated net proceeds of $584,050 for the Company.

In March 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $50,000 of partial principal and accrued interest with a conversion price at $26.37 per share into 1,896 ordinary shares of the Company.

In April 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $75,000 of partial principal and accrued interest with a conversion price at $25.737 per share into 2,914 ordinary shares of the Company.

In May 2024, the Company issued a total of 46,000 ordinary shares to an investor at $23.1, $19.89, and $19.5 per share, respectively, which generated net proceeds of $951,240 for the Company.

In May 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $100,000 of partial principal and accrued interest with a conversion price at $20.01 per share into 4,998 ordinary shares of the Company.

In June 2024, the Company issued 19,334 ordinary shares to an investor at $18.6 per share, which generated net proceeds of $359,600 for the Company.

In July 2024, the Company issued 20,000 ordinary shares to an investor at $18.0 per share, which generated net proceeds of $360,000 for the Company.

In August 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $100,000 of partial principal and accrued interest with a conversion price at $14.328 per share into 6,979 ordinary shares of the Company.

In September 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $75,000 of partial principal and accrued interest with a conversion price at $9.822 per share into 7,636 ordinary shares of the Company.

In October 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $75,000 of partial principal and accrued interest with a conversion price at $13.398 per share into 5,598 ordinary shares of the Company.

In November 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted partial principal and accrued interest in an amount of $75,000 and the remaining principal and accrued interest in an amount of $102,507 into 7,650 and 10,737 ordinary shares of the Company, with a conversion price at $9.804 and $9.546 per share, respectively.

In November 2024, the Company issued a total of 40,000 ordinary shares to an investor at $11.46 and $9.0 per share, respectively, which generated a total of net proceeds of $417,400 for the Company.

In December 2024, the Company issued a total of 60,000 ordinary shares to an investor at $8.7 and $8.16 per share, respectively, which generated net proceeds of $504,000 for the Company.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In December 2024, the Company issued 66,666 ordinary shares with fair value of approximately $820,400 to certain directors, executive officers, and employees as compensations for their services.

In January 2025, the Company issued 40,000 ordinary shares to an investor at $7.947 per share, which generated a total of net proceeds of $317,880 for the Company.

In January 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $50,000, $100,000, and $125,000 of partial principal, into a total of 39,741 ordinary shares of the Company, with a conversion price at $7.398, $7.299, and $6.483 per share, respectively.

In February 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $125,000 of partial principal with a conversion price at $6.249 per share into 20,003 ordinary shares of the Company.

In February 2025, the Company issued 16,667 ordinary shares to an investor at $8.16 per share, which generated a total of net proceeds of $136,000 for the Company.

In March 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $6.258 per share into 15,980 ordinary shares of the Company.

In April 2025, the Company issued a total of 266,667 ordinary shares to certain individual investors at $6.0 per share, which generated $1,600,000 net proceeds for the Company.

In April 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $4.596 per share into 21,758 ordinary shares of the Company.

In May 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $108,500 of partial principal with a conversion price at $4.818 per share into 22,520 ordinary shares of the Company.

In June 2025, the Company issued 86,000 ordinary shares to an investor at $3.38 per share, which generated net proceeds of $290,680 for the Company.

In July 2025, the Company issued 87,000 ordinary shares to an investor at $3.66 per share, which generated a total of net proceeds of $318,420 for the Company.

In July 2025, the Company issued 266,666 ordinary shares with fair value of approximately $1,355,000 to certain directors, executive officers, and employees as compensations for their services.

In July 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $3.1209 per share into 32,042 ordinary shares of the Company.

In August 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $2.9494 per share into 33,905 ordinary shares of the Company.

In September 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000, $125,000, and $75,000 of partial principal, into a total of 121,637 ordinary shares of the Company, with a conversion price at $2.5066, $2.4602, and $2.4244 per share, respectively.

In September 2025, the Company issued 120,000 ordinary shares to an investor at $2.5700 per share, which generated a total of net proceeds of $308,400 for the Company.

In October 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of approximately $136,000 of partial principal with a conversion price at $2.3898 per share into 56,930 ordinary shares of the Company.

In November 2025, the Company issued 7,882,921 ordinary shares for the acquisition of Skyladder Group Limited. The fair value of consideration as of the completion date was approximately $7,252,000, determined based on the probability-weighted assessment of achieving the specified revenue and net profit (after tax) targets.

(b) Stock-based compensation

The following table provides the details of the share-based payments expense during the year ended December 31, 2025, 2024, and 2023:

	For the Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023
Employees and directors share-based payments	$1,354,663	(a)	$820,400	(a)	$1,360,000	(a)
Shares issued for services	$-		$136,000	(a)	$204,000	(a)
	$1,354,663		$956,400		$1,564,000

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan and its amendment in May 2021, the Company may offer up to five hundred thousand ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

There were no stock options granted to employees during the year ended December 31, 2025, 2024 and 2023. There was no option exercised during the years ended December 31, 2025, 2024 and 2023. The Company did not receive any proceeds related to the cashless exercise of stock options from employees for the years ended December 31, 2025, 2024 and 2023.

As of December 31, 2025 and 2024, no unrecognized compensation expense related to non-vested share options expected to be recognized.

(d) Stock options and warrants to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan and its amendment, for the years ended December 31, 2025, 2024 and 2023, the Company issued nil, nil and nil stock options and warrants to consultants, respectively. The Company expensed to administrative expense approximately $ nil, $ nil and $ nil for the years ended December 31, 2025, 2024 and 2023, respectively. During the year ended December 31, 2025, no options or warrants were exercised.

The warrants and the stock options granted to non-employees in 2021 and 2022 have all been expired as of December 31, 2024.

As of December 31, 2025 and 2024, there was no stock options and warrants outstanding and exercisable.